American Funds Portfolio Series
American Funds Global Growth Portfolio
Investment portfolio
January 31, 2026
unaudited
Fund investments Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	20,345,186	$1,474,619
The New Economy Fund, Class R-6 (a)	14,849,596	1,134,064
SMALLCAP World Fund, Inc., Class R-6	14,003,616	1,106,566
The Growth Fund of America, Class R-6	13,458,924	1,091,250
EUPAC Fund, Class R-6	9,649,735	616,811
New World Fund, Inc., Class R-6	5,518,659	544,967
American Funds Global Insight Fund, Class R-6	12,769,373	372,099
		6,340,376
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	15,281,185	1,147,923
Total investment securities 100% (cost: $5,154,803,000)		7,488,299
Other assets less liabilities 0%		(2,055)
Net assets 100%		$7,486,244
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$1,426,715	$96,190	$—	$—	$(48,286)	$1,474,619	$18,602	$73,538
The New Economy Fund, Class R-6 (a)	1,113,836	99,204	43,508	9,772	(45,240)	1,134,064	—	99,204
SMALLCAP World Fund, Inc., Class R-6	1,035,546	64,784	—	—	6,236	1,106,566	10,417	39,874
The Growth Fund of America, Class R-6	1,081,524	116,970	—	—	(107,244)	1,091,250	5,882	100,131
EUPAC Fund, Class R-6	579,295	59,233	4,678	605	(17,644)	616,811	17,394	41,839
New World Fund, Inc., Class R-6	509,993	29,608	2,517	426	7,457	544,967	7,313	22,295
American Funds Global Insight Fund, Class R-6	356,993	4,231	—	—	10,875	372,099	4,231	—
						6,340,376
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	1,083,424	96,377	13,183	758	(19,453)	1,147,923	7,137	89,239
Total 100%				$11,561	$(213,299)	$7,488,299	$70,976	$466,120

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 13

American Funds Growth Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	78,058,852	$6,329,012
SMALLCAP World Fund, Inc., Class R-6	49,081,730	3,878,438
New Perspective Fund, Class R-6	53,173,200	3,853,994
AMCAP Fund, Class R-6 (a)	79,096,664	3,761,837
The New Economy Fund, Class R-6 (a)	35,102,847	2,680,804
		20,504,085
Growth-and-income funds 20%
Fundamental Investors, Class R-6	27,675,592	2,642,466
The Investment Company of America, Class R-6	39,811,134	2,535,969
		5,178,435
Total investment securities 100% (cost: $18,782,041,000)		25,682,520
Other assets less liabilities 0%		(7,126)
Net assets 100%		$25,675,394
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$6,286,537	$666,046	$—	$—	$(623,571)	$6,329,012	$34,200	$582,236
SMALLCAP World Fund, Inc., Class R-6	3,653,028	203,949	—	—	21,461	3,878,438	36,756	140,692
New Perspective Fund, Class R-6	3,714,388	266,027	—	—	(126,421)	3,853,994	48,751	192,728
AMCAP Fund, Class R-6 (a)	3,727,877	181,921	—	—	(147,961)	3,761,837	—	161,822
The New Economy Fund, Class R-6 (a)	2,629,009	236,257	100,075	14,503	(98,890)	2,680,804	—	236,258
						20,504,085
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,497,498	143,761	—	—	1,207	2,642,466	6,298	137,461
The Investment Company of America, Class R-6	2,468,373	217,876	—	—	(150,280)	2,535,969	7,428	197,604
						5,178,435
Total 100%				$14,503	$(1,124,455)	$25,682,520	$133,433	$1,648,801

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 13

American Funds Growth and Income Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	22,389,779	$1,769,240
The Growth Fund of America, Class R-6	19,194,435	1,556,285
American Funds Global Insight Fund, Class R-6	38,239,169	1,114,290
		4,439,815
Growth-and-income funds 45%
The Investment Company of America, Class R-6	70,314,768	4,479,050
Capital World Growth and Income Fund, Class R-6	44,534,864	3,345,459
Washington Mutual Investors Fund, Class R-6	33,828,501	2,246,551
		10,071,060
Equity-income funds 10%
Capital Income Builder, Class R-6	28,329,936	2,248,264
Balanced funds 10%
American Balanced Fund, Class R-6	58,173,166	2,239,667
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	119,415,980	1,132,063
The Bond Fund of America, Class R-6	98,903,729	1,131,459
American Funds Strategic Bond Fund, Class R-6	120,221,012	1,128,875
		3,392,397
Total investment securities 100% (cost: $16,972,626,000)		22,391,203
Other assets less liabilities 0%		(6,067)
Net assets 100%		$22,385,136
American Funds Portfolio Series — Page 3 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,696,637	$100,471	$38,822	$(5,115)	$16,069	$1,769,240	$17,105	$65,476
The Growth Fund of America, Class R-6	1,602,416	157,072	44,865	3,869	(162,207)	1,556,285	8,714	148,357
American Funds Global Insight Fund, Class R-6	1,087,742	12,892	19,714	3,654	29,716	1,114,290	12,892	—
						4,439,815
Growth-and-income funds 45%
The Investment Company of America, Class R-6	4,431,623	366,950	50,129	2,834	(272,228)	4,479,050	13,295	353,656
Capital World Growth and Income Fund, Class R-6	3,351,493	295,538	243,321	26,869	(85,120)	3,345,459	21,886	273,652
Washington Mutual Investors Fund, Class R-6	2,158,387	110,039	—	—	(21,875)	2,246,551	10,284	95,534
						10,071,060
Equity-income funds 10%
Capital Income Builder, Class R-6	2,103,194	132,180	—	—	12,890	2,248,264	26,513	96,122
Balanced funds 10%
American Balanced Fund, Class R-6	2,179,588	144,463	45,733	3,942	(42,593)	2,239,667	26,610	117,853
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	1,031,507	102,842	—	—	(2,286)	1,132,063	16,517	—
The Bond Fund of America, Class R-6	1,028,539	106,542	—	—	(3,622)	1,131,459	11,389	—
American Funds Strategic Bond Fund, Class R-6	1,025,491	104,350	—	—	(966)	1,128,875	10,802	—
						3,392,397
Total 100%				$36,053	$(532,222)	$22,391,203	$176,007	$1,150,650

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 13

American Funds Moderate Growth and Income Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,718,705	$849,372
SMALLCAP World Fund, Inc., Class R-6	10,613,287	838,662
		1,688,034
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	37,460,713	2,487,766
Capital World Growth and Income Fund, Class R-6	22,421,595	1,684,310
		4,172,076
Equity-income funds 10%
The Income Fund of America, Class R-6	62,351,280	1,688,473
Balanced funds 40%
American Balanced Fund, Class R-6	108,347,623	4,171,382
American Funds Global Balanced Fund, Class R-6	60,773,899	2,511,178
		6,682,560
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	83,445,088	791,059
The Bond Fund of America, Class R-6	69,003,010	789,395
American Funds Strategic Bond Fund, Class R-6	84,067,565	789,394
		2,369,848
Total investment securities 100% (cost: $12,686,857,000)		16,600,991
Other assets less liabilities 0%		(4,202)
Net assets 100%		$16,596,789
American Funds Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$831,105	$53,583	$7,101	$990	$(29,205)	$849,372	$10,818	$42,765
SMALLCAP World Fund, Inc., Class R-6	818,696	39,383	24,098	(3,786)	8,467	838,662	8,158	31,226
						1,688,034
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,422,692	117,882	28,690	2,234	(26,352)	2,487,766	11,457	106,424
Capital World Growth and Income Fund, Class R-6	1,636,079	145,176	67,850	7,430	(36,525)	1,684,310	10,751	134,425
						4,172,076
Equity-income funds 10%
The Income Fund of America, Class R-6	1,573,743	126,034	1,389	(38)	(9,877)	1,688,473	30,068	91,577
Balanced funds 40%
American Balanced Fund, Class R-6	4,043,407	266,030	65,999	7,609	(79,665)	4,171,382	49,002	217,028
American Funds Global Balanced Fund, Class R-6	2,426,840	110,854	8,637	793	(18,672)	2,511,178	18,630	92,224
						6,682,560
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	773,368	19,333	—	—	(1,642)	791,059	12,381	—
The Bond Fund of America, Class R-6	772,572	19,544	—	—	(2,721)	789,395	8,548	—
American Funds Strategic Bond Fund, Class R-6	770,303	19,874	—	—	(783)	789,394	8,125	—
						2,369,848
Total 100%				$15,232	$(196,975)	$16,600,991	$167,938	$715,669

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 13

American Funds Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 27%	Shares	Value (000)
American Mutual Fund, Class R-6	15,463,485	$939,871
Washington Mutual Investors Fund, Class R-6	14,095,326	936,070
Capital World Growth and Income Fund, Class R-6	8,922,016	670,222
		2,546,163
Equity-income funds 30%
The Income Fund of America, Class R-6	52,720,729	1,427,678
Capital Income Builder, Class R-6	17,976,827	1,426,641
		2,854,319
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	147,733,615	1,400,515
The Bond Fund of America, Class R-6	122,324,187	1,399,389
American High-Income Trust, Class R-6	93,562,856	928,143
American Funds Emerging Markets Bond Fund, Class R-6	33,634,713	277,486
		4,005,533
Total investment securities 100% (cost: $8,385,954,000)		9,406,015
Other assets less liabilities 0%		(2,438)
Net assets 100%		$9,403,577
American Funds Portfolio Series — Page 7 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
American Mutual Fund, Class R-6	$902,046	$58,404	$2,110	$(63)	$(18,406)	$939,871	$5,428	$50,969
Washington Mutual Investors Fund, Class R-6	904,440	48,620	7,865	249	(9,374)	936,070	4,318	40,114
Capital World Growth and Income Fund, Class R-6	644,609	62,877	25,940	1,910	(13,234)	670,222	4,239	53,005
						2,546,163
Equity-income funds 30%
The Income Fund of America, Class R-6	1,341,780	109,853	15,059	(542)	(8,354)	1,427,678	25,679	78,209
Capital Income Builder, Class R-6	1,344,623	81,470	7,501	(179)	8,228	1,426,641	16,956	61,475
						2,854,319
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	1,353,597	49,793	—	—	(2,875)	1,400,515	21,721	—
The Bond Fund of America, Class R-6	1,352,091	52,038	—	—	(4,740)	1,399,389	15,001	—
American High-Income Trust, Class R-6	902,483	23,826	—	—	1,834	928,143	15,002	—
American Funds Emerging Markets Bond Fund, Class R-6	269,039	4,446	—	—	4,001	277,486	4,322	—
						4,005,533
Total 100%				$1,375	$(42,920)	$9,406,015	$112,666	$283,772

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 13

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
Capital Group Global Equity ETF	5,873,518	$190,889
Growth-and-income funds 49%
Capital Group Dividend Value ETF	22,897,020	1,027,389
Capital World Growth and Income Fund, Class R-6	11,308,035	849,460
Capital Group Dividend Growers ETF	17,252,788	629,382
Capital Group Conservative Equity ETF	9,907,537	308,025
Capital Group Core Equity ETF	6,044,336	247,516
		3,061,772
Tax-exempt fixed income funds 48%
Capital Group Municipal High-Income ETF	59,310,426	1,513,602
Capital Group Municipal Income ETF	46,326,040	1,277,672
Capital Group Short Duration Municipal Income ETF	8,504,893	225,380
		3,016,654
Short-term securities 0%
Capital Group Central Cash Fund 3.62% (a)	162,711	16,271
Total short-term securities (cost: $16,269,000)		16,271
Total investment securities 100% (cost: $5,301,319,000)		6,285,586
Other assets less liabilities 0%		7,624
Net assets 100%		$6,293,210
American Funds Portfolio Series — Page 9 of 13

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
Capital Group Global Equity ETF	$—	$186,211	$—	$—	$4,678	$190,889	$446	$—
Growth-and-income funds 49%
Capital Group Dividend Value ETF	972,785	4,389	257	39	50,433	1,027,389	4,396	—
Capital World Growth and Income Fund, Class R-6	912,281	5,988	46,129	3,938	(26,618)	849,460	5,989	74,881
Capital Group Dividend Growers ETF	598,538	3,157	—	—	27,687	629,382	3,160	—
Capital Group Conservative Equity ETF	295,995	1,362	—	—	10,668	308,025	1,364	—
Capital Group Core Equity ETF	242,714	636	—	—	4,166	247,516	636	—
						3,061,772
Tax-exempt fixed income funds 48%
Capital Group Municipal High-Income ETF	1,496,891	17,276	—	—	(565)	1,513,602	15,129	—
Capital Group Municipal Income ETF	1,257,723	11,137	—	—	8,812	1,277,672	10,327	—
Capital Group Short Duration Municipal Income ETF	222,152	1,783	—	—	1,445	225,380	1,647	—
						3,016,654
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 3.62% (a)	14,314	133,668	131,707	(1)	(3)	16,271	177	—
Total 100%				$3,976	$80,703	$6,285,586	$43,271	$74,881

(a)	Rate represents the seven-day yield at 1/31/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 13

American Funds Preservation Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	106,993,051	$1,030,343
Intermediate Bond Fund of America, Class R-6	66,222,151	843,008
		1,873,351
Total investment securities 100% (cost: $1,944,040,000)		1,873,351
Other assets less liabilities 0%		(474)
Net assets 100%		$1,872,877
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,034,619	$18,080	$23,424	$(51)	$1,119	$1,030,343	$10,454	$—
Intermediate Bond Fund of America, Class R-6	846,449	15,202	18,648	3	2	843,008	8,784	—
						1,873,351
Total 100%				$(48)	$1,121	$1,873,351	$19,238	$—

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 13

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio
January 31, 2026
unaudited

Fund investments Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,070,826	$158,716
Capital Group Short Duration Municipal Income ETF	4,471,915	118,506
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,559,111	117,094
		394,316
Short-term securities 1%
Capital Group Central Cash Fund 3.62% (a)	19,233	1,923
Total short-term securities (cost: $1,923,000)		1,923
Total investment securities 100% (cost: $392,465,000)		396,239
Other assets less liabilities 0%		474
Net assets 100%		$396,713
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$157,982	$5,328	$5,596	$20	$982	$158,716	$1,185	$—
Capital Group Short Duration Municipal Income ETF	117,974	3,391	3,614	11	744	118,506	868	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	116,550	3,439	3,470	5	570	117,094	884	—
						394,316
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 3.62% (a)	1,976	5,434	5,487	— (c)	— (c)	1,923	19	—
Total 100%				$36	$2,296	$396,239	$2,956	$—

(a)	Rate represents the seven-day yield at 1/31/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
American Funds Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31,
2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-900-0326
American Funds Portfolio Series — Page 13 of 13